Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 250,000	$ 36,000	$ 94,000
Prepaid expenses and other current assets	32,000	40,000	28,000
Total current assets	282,000	76,000	122,000
Property and equipment, net	31,000	44,000	56,000
Software development costs, net (Note 3)	944,000	845,000	639,000
Total assets	1,257,000	965,000	817,000
Current liabilities
Accounts payable and accrued expenses	1,837,000	1,513,000	1,039,000
Deposits on common stock subscriptions (Note 4)	131,000	131,000	586,000
Note payable - related party (Note 7)	1,285	0	0
Note payable (Note 6)	270
Stockholder payable (Note 5)	6,365,000	5,575,000	4,470,000
Interest payable - related party (Note 7)	203
Total current liabilities	10,091,000	7,219,000	6,095,000
Long-term liabilities
Note payable - related party (Note 6)		1,285,000	1,285,000
Interest payable - related party (Note 6)		171,000	107,000
SBA loan	88,000
Total liabilities	10,179,000	8,675,000	7,487,000
Stockholders' deficit (Note 4)
Common stock, no par value; 200,000,000 shares authorized; 51,128,298 and 50,806,798 shares outstanding at December 31, 2020 and December 31, 2019, respectively	16,439,000	16,424,000	14,816,000
Non-controlling interest	(2,511,000)	(2,457,000)	(2,332,000)
Accumulated deficit	(22,850,000)	(21,677,000)	(19,154,000)
Total stockholders' deficit	(8,922,000)	(7,710,000)	(6,670,000)
Total liabilities and stockholders' deficit	$ 1,257,000	$ 965,000	$ 817,000